AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2025
	Shares	Value
Common Stocks - 96.5%
Communication Services - 4.7%
Alphabet, Inc., Class A (United States)	8,866	$2,775,058
Charter Communications, Inc., Class A (United States)*,1	8,498	1,773,957

Total Communication Services		4,549,015
Consumer Discretionary - 14.3%
Amadeus IT Group, S.A. (Spain)	47,982	3,551,198
Amazon.com, Inc. (United States)*	26,070	6,017,477
Compass Group PLC (United Kingdom)	59,656	1,890,203
Hyatt Hotels Corp., Class A (United States)[1]	14,083	2,257,787

Total Consumer Discretionary		13,716,665
Consumer Staples - 8.5%
Diageo PLC (United Kingdom)	166,665	3,591,283
The Magnum Ice Cream Co., N.V. (Netherlands)*,1	14,895	238,343
Unilever PLC (United Kingdom)	66,200	4,331,444

Total Consumer Staples		8,161,070
Financials - 13.8%
Aon PLC, Class A (United Kingdom)	11,427	4,032,360
Intercontinental Exchange, Inc. (United States)	15,865	2,569,495
London Stock Exchange Group PLC (United Kingdom)	34,018	4,091,975
Mastercard, Inc., Class A (United States)	4,443	2,536,420

Total Financials		13,230,250
Health Care - 19.3%
Becton Dickinson & Co. (United States)	20,344	3,948,160
Bio-Rad Laboratories, Inc., Class A (United States)*,1	2,528	765,959
Elevance Health, Inc. (United States)	5,907	2,070,699
Thermo Fisher Scientific, Inc. (United States)	5,877	3,405,427
UnitedHealth Group, Inc. (United States)	13,036	4,303,314
Waters Corp. (United States)*	6,281	2,385,712
Zoetis, Inc. (United States)	13,617	1,713,291

Total Health Care		18,592,562
Industrials - 19.4%
Airbus SE (France)	15,993	3,713,958
Canadian Pacific Kansas City, Ltd. (Canada)[1]	53,623	3,948,262
	Shares	Value

Safran, S.A. (France)	12,719	$4,430,245
TransDigm Group, Inc. (United States)	1,514	2,013,393
Vinci, S.A. (France)	31,950	4,494,825

Total Industrials		18,600,683
Information Technology - 16.5%
ASML Holding, N.V. (Netherlands)	1,537	1,656,149
Dassault Systemes SE (France)	82,795	2,313,148
Microsoft Corp. (United States)	12,036	5,820,850
Salesforce, Inc. (United States)	15,399	4,079,349
SAP SE (Germany)	8,027	1,950,308

Total Information Technology		15,819,804

Total Common Stocks (Cost $84,426,945)		92,670,049

	Principal Amount
Short-Term Investments - 5.4%
Joint Repurchase Agreements - 5.4%[2]
Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $867,190 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $884,585)	$867,000	867,000
Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $313,100 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 - 11/15/34, totaling $319,294)	313,033	313,033
State of Wisconsin Investment Board, dated 12/31/25, due 01/02/26, 3.970% total to be received $4,016,918 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 - 02/15/55, totaling $4,083,837)	4,016,032	4,016,032

Total Short-Term Investments (Cost $5,196,065)		5,196,065
Total Investments - 101.9% (Cost $89,623,010)		97,866,114
Derivatives - (0.3)%[3]		(301,137)
Other Assets, less Liabilities - (1.6)%		(1,479,961)
Net Assets - 100.0%		$96,085,016

*	Non-income producing security.
[1]	Some of these securities, amounting to $7,545,282 or 7.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50 MAR26	EUR	130	Short	03/20/26	$(8,923,646)	$(161,717)
S&P 500 E-Mini Index	USD	77	Short	03/20/26	(26,536,125)	(139,420)
					Total	$(301,137)

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
USD	U.S. Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,961,655	$12,639,028	—	$18,600,683
Health Care	18,592,562	—	—	18,592,562
Information Technology	9,900,199	5,919,605	—	15,819,804
Consumer Discretionary	8,275,264	5,441,401	—	13,716,665
Financials	9,138,275	4,091,975	—	13,230,250
Consumer Staples	238,343	7,922,727	—	8,161,070
Communication Services	4,549,015	—	—	4,549,015
Short-Term Investments
Joint Repurchase Agreements	—	5,196,065	—	5,196,065
Total Investments in Securities	$56,655,313	$41,210,801	—	$97,866,114
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	$(301,137)	—	—	$(301,137)
Total Financial Derivative Instruments	$(301,137)	—	—	$(301,137)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2025, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at December 31, 2025, was as follows:
Country	% of Long-Term Investments
Canada	4.3
France	16.1
Germany	2.1
Netherlands	2.0
Spain	3.8
United Kingdom	19.4
United States	52.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,545,282	$5,196,065	$2,577,826	$7,773,891
The following table summarizes the securities received as collateral for securities lending at December 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	01/15/26-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.